Retained profits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Retained Profits [Abstract]
Schedule of Retained Profits

	2023 £m	2022[1] £m	2021 £m
At 31 December 2021		10,241
Adjustment on the adoption of IFRS 17		(1,923)
At 1 January	6,550	8,318	4,584
Profit attributable to ordinary shareholders	4,933	3,389	5,355
Post-retirement defined benefit scheme remeasurements	(1,205)	(2,152)	1,062
Gains and losses attributable to own credit risk (net of tax)	(168)	364	(52)
Dividends paid (note 46)	(1,651)	(1,475)	(877)
Share buyback programme (note 43)	(1,993)	(2,013)	–
Issue costs of other equity instruments (net of tax)	(6)	(5)	–
Repurchase and redemption costs of other equity instruments	–	(36)	–
Movement in treasury shares	103	(60)	(13)
Value of employee services:
Share option schemes	58	41	51
Other employee award schemes	169	183	131
Change in non-controlling interests	–	(3)	(1)
Realised gains and losses on equity shares held at fair value through other comprehensive income	–	(1)	1
At 31 December	6,790	6,550	10,241
1    Restated for the adoption of IFRS 17; see notes 1 and 54.